Earnings per Share ("EPS") - Computation of Weighted Average Number of Shares (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Earnings per share [abstract]
Weighted average number of ordinary shares for basic earnings per share	3,705,502,141	3,709,778,760	[1]	2,964,333,584
Effect of dilution
Potential ordinary shares relating to share option awards	15,947,492	7,687,551		1,227,287
Adjusted weighted average number of ordinary shares for diluted earnings per share	3,721,449,633	3,717,466,311	[1]	2,965,560,871

[1]	Restated (Refer Note 2(b))